Concentration of Risk	12 Months Ended
Dec. 31, 2017
Concentration of Risk [Abstract]
Concentration of Risk

Note 7 – Concentration of Risk

Credit Risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents. As of December 31, 2017 and 2016, $1,389,617 and $6,847,116 were deposited with a bank located in the PRC, respectively. As of December 31, 2017 and 2016, $4,067,161 and $531,804 were deposited with a third party platform fund account located in the PRC, respectively. These balances are not covered by insurance. While management believes that these financial institutions and third party fund holder are of high credit quality, it also continually monitors their credit worthiness.

Customer concentration risk

For the year ended December 31, 2017, one borrower paid transaction and management fees which accounted for 16.8% of the Company’s operating revenues. For the year ended December 31, 2016, two borrowers paid transaction and management fees which accounted for 45.8% and 31.1% of the Company’s operating revenues, respectively.